Cash, cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Cash And Cash Equivalent
	As of December 31,
	2020	2021
	RMB’000	RMB’000
Cash on hand	20	40
Cash at bank	11	310
Restricted cash at bank(1)	66	46
Cash, cash equivalents and restricted cash per consolidated statements of cash flow	97	396